Basis of Presentation, Significant Accounting Policies and Fair Value Measurements - Estimated Useful Lives for Major Asset Categories (Details)	Dec. 31, 2024
Lab and build-to-suit equipment | Minimum
Property, plant and equipment, useful life	5 years
Lab and build-to-suit equipment | Maximum
Property, plant and equipment, useful life	7 years
Office equipment
Property, plant and equipment, useful life	5 years
Furniture and fixtures
Property, plant and equipment, useful life	10 years
Computer and other equipment
Property, plant and equipment, useful life	3 years
Leasehold improvements
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember